Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Schedule of Balances and Transactions with Related Parties
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income (loss) included in the statement of income			Balance receivable (payable)/(equity)
			2020	2019	2018	2020	2019
Directors and senior management	Employment	Compensation selected employees	(5,232)	(5,232)	(7,122)	(15,499)	(15,499)

Girasoles del Plata S.A (i)	Joint venture	Sales of goods	—	—	456	—	—
		Services	—	—	210	—	—
		Interest income	—	—	242	—	—
(i)Since February 2019, Girasoles del Plata S.A. (formerly CHS Agro S.A.) is fully part of the Group.